Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Wellbore Technologies [Member]
Commitment And Contingencies [Line Items]
Gain from legal settlement included in revenue				$ 102
Rental expense related to operating leases	$ 336	$ 281	$ 234